THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED APRIL 30, 2008)

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED) (DATED APRIL 30, 2008)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED APRIL 30, 2008)

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED) (DATED APRIL 30, 2008)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY (DATED APRIL 30, 2008)

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

(DATED APRIL 30, 2008)

This Supplement revises certain information contained in the Prospectuses referenced above dated April 30, 2008 with regard to the International Equity Portfolio of the Northwestern Mutual Series Fund, Inc.

In the section titled, “The Funds”, under the heading for Northwestern Mutual Series Fund, Inc., the following disclosure in italics is added:

Northwestern Mutual Series Fund, Inc. The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., AllianceBernstein L.P., Janus Capital Management LLC, American Century Investment Management, Inc., Massachusetts Financial Services Company, and Pacific Investment Management Company LLC under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Templeton Investment Counsel, LLC has appointed Franklin Templeton Investments (Asia) Limited as an additional sub-adviser for the International Equity Portfolio. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectus for the Northwestern Mutual Series Fund for more information.

In the section titled, “The Funds”, under the heading for Northwestern Mutual Series Fund, Inc., the table is amended to contain the following information for the International Equity Portfolio.

Portfolio	Investment Objective	Sub-adviser (if applicable)
International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC and Franklin Templeton Investments (Asia) Limited

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated May 15, 2008.